Finance Costs	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
Finance Costs
8.	FINANCE COSTS
An analysis of finance costs is as follows:

	For the year ended December 31,
	2018	2019	2020
	HK$	HK$	HK$

Interests on margin loans payable	9,047,063	27,705,955	12,475,296
Interests on convertible bond	—	—	7,717,348
Interests on bank borrowings	—	—	1,317,435

	9,047,063	27,705,955	21,510,079